Pension and Other Postretirement Benefit Plans 3 (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Successor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 21	$ 29
Interest cost	72	137
Expected return on assets	(116)	(216)
Prior service credit/(cost)	0	0
Net actuarial loss	0	0
Loss due to curtailment, settlement and special termination benefits	57	12
Net periodic benefit (income)/cost	34	(38)
Defined contribution plans	24	19
Total cost	58	(19)
Successor [Member] | Other Retiree Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	5
Interest cost	5	9
Expected return on assets	0	0
Prior service credit/(cost)	0	(6)
Net actuarial loss	0	0
Loss due to curtailment, settlement and special termination benefits	(1)	(7)
Net periodic benefit (income)/cost	8	1
Defined contribution plans	0	0
Total cost	8	1
Predecessor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			4	32	34
Interest cost			14	132	140
Expected return on assets			(29)	(251)	(235)
Prior service credit/(cost)			0	2	2
Net actuarial loss			10	76	84
Loss due to curtailment, settlement and special termination benefits			17	5	1
Net periodic benefit (income)/cost			16	(4)	26
Defined contribution plans			5	47	47
Total cost			21	43	73
Predecessor [Member] | Other Retiree Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			1	6	6
Interest cost			1	10	11
Expected return on assets			0	0	0
Prior service credit/(cost)			(1)	(6)	(6)
Net actuarial loss			0	2	1
Loss due to curtailment, settlement and special termination benefits			0	0	0
Net periodic benefit (income)/cost			1	12	12
Defined contribution plans			0	0	0
Total cost			$ 1	$ 12	$ 12